Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	AB INSTITUTIONAL FUNDS INC
Entity Central Index Key	0001018592
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000028538
Shareholder Report [Line Items]
Fund Name	AB Global Real Estate Investment Fund II
Class Name	Class I
Trading Symbol	ARIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Global Real Estate Investment Fund II (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	Fund
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ARIIX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$41	0.78%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.78% [1]
AssetsNet	$ 189,293,556
Holdings Count | Holding	90
Advisory Fees Paid, Amount	$ 500,231
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$189,293,556
# of Portfolio Holdings	90
Portfolio Turnover Rate	21%
Total Advisory Fees Paid (Net)	$500,231

Holdings [Text Block]

Country Breakdown (% of Net Assets)

Table Summary
United States	63.6%
Japan	9.3%
Australia	5.7%
Hong Kong	3.5%
United Kingdom	3.0%
Singapore	2.8%
Canada	2.0%
Switzerland	1.9%
France	1.7%
Germany	1.6%
Sweden	1.5%
Belgium	1.0%
Spain	0.7%
Israel	0.6%
Others	0.4%
Short-Term Investments	0.5%
Other assets less liabilities	0.2%
Total	100.0%

Sector Breakdown (% of Net Assets)

Table Summary
Equity Real Estate Investment Trusts (REITs)	80.9%
Real Estate Management & Development	16.1%
Health Care Equipment & Services	1.8%
Materials	0.5%
Short-Term Investments	0.5%
Other assets less liabilities	0.2%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
Welltower, Inc.	$13,947,360	7.4%
Prologis, Inc.	$12,724,282	6.7%
Equinix, Inc.	$9,698,908	5.1%
Digital Realty Trust, Inc.	$8,226,283	4.3%
Simon Property Group, Inc.	$6,841,600	3.6%
Extra Space Storage, Inc.	$5,946,905	3.1%
Mid-America Apartment Communities, Inc.	$4,120,842	2.2%
VICI Properties, Inc.	$4,080,992	2.2%
Goodman Group	$3,774,649	2.0%
Brixmor Property Group, Inc.	$3,592,565	1.9%
Total	$72,954,386	38.5%

Material Fund Change [Text Block]

[1]	Annualized